INVENTORIES (Schedule of Inventories) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Inventory Disclosure [Abstract]
Finished goods	$ 4,289	$ 3,887
Work in process	1,498	1,593
Raw materials	644	671
Supplies	656	696
Total inventories	7,087	6,847
Inventory, LIFO Reserve	1,003	818
Percentage of LIFO Inventory	29.00%	29.00%
Effect of LIFO Inventory Liquidation on Income	$ 159	$ 84	$ (45)